Summary of Accumulated Losses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accumulated Losses
Balance at beginning of year	$ (40,136,700)	$ (39,140,934)
Profit attributable to owners of the Company	(5,090,327)	(995,766)	$ (2,321,827)
Balance at end of year	$ (45,227,027)	$ (40,136,700)	$ (39,140,934)